COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
Schedule of minimum future lease payments under noncancelable operating leases
	December 31
	2011	2012
2012	1,344	—
2013	802	1,534
2014	215	556
	2,361	2,090

Schedule of future payments for the Company's agreements with third parties for software license fees
	December 31
	2011	2012
2012	16,594	—
2013	1,163	5,766
2014	—	2,197
2015	—	933
2016	—	180
	17,757	9,076